Share capital and warrants (Tables)	12 Months Ended
Nov. 30, 2022
Share Capital [Line Items]
Summary of the grant date weighted average fair value of SARs granted
The following table summarizes the grant date weighted average fair value of SARs granted during the years ended November 30, 2022 and 2021.

	Number of SARs	Weighted average grant date fair value

2022	-	-
2021	75,000	$ 2.13 (CA$2.73)

Summary of changes in the number of options outstanding
Changes in the number of options outstanding during the past two years were as follows:

		Weighted average exercise price per option

	Number of options	CA$	US$

Options outstanding in US$
Options outstanding as at November 30, 2020	3,203,693	$3.59	$2.76
Granted – CA$	1,057,831	3.94	3.10
Forfeited and expired – CA$	(406,240)	6.61	5.26
Exercised (share price: CA$4.18 (US$3.36))	(665,000)	1.11	0.89

Options outstanding as at November 30, 2021	3,190,284	$3.83	$3.00
Granted – CA$	2,191,389	4.17	3.25
Forfeited and expired – CA$	(576,853)	4.45	3.38
Exercised (share price: CA$2.78) (US$2.06))	(84,660)	0.31	0.23

Options outstanding as at November 30, 2022 – CA$	4,720,160	$3.98	$2.96

Options exercisable as at November 30, 2022 – CA$	2,217,415	$4.08	$3.03

Options exercisable as at November 30, 2021 – CA$	1,630,476	$3.96	$3.10

Options outstanding in US$
Options as at November 30, 2020 – US$	12,500	-	2.35
Granted – US$	102,608	-	3.18
Forfeited – US$	(34,375)	-	3.06

Options outstanding as at November 30, 2021 – US$	80,733	$-	$3.09
Granted – US$	386,672	-	3.02
Forfeited – US$	(40,834)	-	3.13

Options outstanding as at November 30, 2022 – US$	426,571	$-	$2.50

Options exercisable as at November 30, 2022 – US$	31,076	$-	$2.99

Options exercisable as at November 30, 2021 – US$	4,166	$-	$2.35

Summary of the model used to determine fiar value of stock appreciation rights the fair value of SARs granted is estimated at each reporting period using the Black-Scholes model and the following weighted average assumptions. The liability is recorded in other liabilities on the statement of financial position.

Granted in 2019	Measurement date as at November 30, 2022	Measurement date as at November 30, 2021

Risk-free interest rate	3.31%	1.57%
Expected volatility	58.4%	59.01%
Average option life in years	4.2 years	5.2 years
Share price	$ 2.18 (CA$2.93)	$ 3.29 (CA$4.21)
Option exercise price	$ 5.98 (CA$8.05)	$ 6.30 (CA$8.05)

Granted in 2021	Measurement date as at November 30, 2022	Measurement date as at November 30, 2021

Risk-free interest rate	3.61%	1.57%
Expected volatility	58.4%	65.5%
Average option life in years	7.2 years	8.2 years
Share price	$ 2.18 (CA$2.93)	$ 3.29 (CA$4.21)
Option exercise price	$ 3.21 (CA$4.32)	$ 3.38 (CA$4.32)

Summary of the following table provides stock option information
The following table provides stock option information as at November 30, 2022 (options outstanding in CA$).

Price range		Number of options outstanding	Weighted average remaining life		Weighted average exercise price

CA$	US$		(years)	CA$	US$
0.25 – 1.19	0.19 – 0.89	230,000	0.05	0.38	0.28
2.01 – 3.75	1.50 – 2.79	1,298,449	6.49	2.79	2.08
3.76 – 6.00	2.80 – 4.46	2,799,382	8.59	4.20	3.13
6.01 – 9.00	4.47 – 6.70	273,633	6.00	7.91	5.89
9.01 – 10.00	6.70 – 7.44	118,696	5.35	9.56	7.11

		4,720,160	7.36	3.98	2.96

The following table provides stock option information as at November 30, 2022 (options outstanding in US$).

Price range		Number of options outstanding	Weighted average remaining life	Weighted average exercise price

	US$		(years)	US$
	2.01 – 3.75	426,571	9.05	2.49

Summary of Accumulated other comprehensive income (loss) (Detail)	Accumulated other comprehensive income (loss)

	2022	2021

Unrealized losses on FVOCI financial assets, net of tax	$(555)	$(195)
Cumulative exchange difference on translation of foreign operations	940	151

	$385	$(44)

Summary of the measurement date weighted average fair value of stock options granted
The following table summarizes the measurement date weighted average fair value of stock options granted during the years ended November 30, 2022 and 2021.

Options granted in CA$	Number of stock options granted	Weighted average grant date fair value

2022	2,191,389	$2.16 (CA$2.91)
2021	1,057,831	$2.13 (CA$2.72)

Options granted in US$	Number of stock options granted	Weighted average grant date fair value

2022	386,672	$2.09
2021	102,608	$2.22

Summary of earnings per share calculation
The calculation of basic loss per share was based on the net loss attributable to common shareholders of the Company of $47,237 (2021 – $31,725) and a weighted average number of common shares outstanding of 95,253,348 (2021 – 92,350,198), calculated as follows.

	2022	2021

Issued common shares as at December 1	95,121,639	77,013,411
Effect of share options exercised	13,353	374,247
Effect of public issue common shares	-	14,816,285
Effect of share issue - ATM program	118,356	-
Effect of broker warrants exercised	-	146,255

Weighted average number of common shares, basic and diluted	95,253,348	92,350,198

Summary of the share-based compensation expense for the stock option plan
 The fair value of options granted in 2022 and 2021 was estimated at the grant date using the Black-Scholes model and the following weighted average assumptions.

Options granted in CA$	2022	2021

Risk-free interest rate	1.62%	1.35%
Expected volatility	65.5%	70%
Average option life in years	9 years	8.5 years
Grant-date share price	$3.25 (CA$4.17)	$3.10 (CA$ 3.94)
Option exercise price	$3.25 (CA$4.17)	$3.10 (CA$ 3.94)

Options granted in US$	2022	2021

Risk-free interest rate	1.95%	1.37%
Expected volatility	64%	72%
Average option life in years	9 years	8.5 years
Grant-date share price	$2.09	$3.18
Option exercise price	$2.09	$3.18